Share capital and share based payments - Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) Y	Dec. 31, 2020 CAD ($) Y
Share capital and share based payments
Weighted average fair value at measurement date, share options granted | $	$ 1.45	$ 1.45
Weighted average assumptions used
Expected option life | Y	5	5
Risk-free interest rate	1.45%	1.45%
Expected volatility	87.00%	101.00%